UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03334
Investment Company Act File Number

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Balanced Fund (formerly, Calvert Balanced Portfolio)
Calvert Bond Fund (formerly, Calvert Bond Portfolio)
Calvert Equity Fund (formerly, Calvert Equity Portfolio)
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.5%
Aerospace & Defense - 0.8%
CAE, Inc.	319,000	5,925,736

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (a)	70,213	6,255,276

Auto Components - 0.7%
Aptiv plc	51,467	4,365,946
Delphi Technologies plc *	17,155	900,123
		5,266,069

Banks - 4.0%
Bank of America Corp.	383,000	11,306,160
Citigroup, Inc.	45,025	3,350,310
KeyCorp	232,300	4,685,491
U.S. Bancorp	161,701	8,663,940
		28,005,901

Beverages - 1.2%
PepsiCo, Inc.	67,696	8,118,104

Biotechnology - 2.1%
AbbVie, Inc.	22,400	2,166,304
Alexion Pharmaceuticals, Inc. *	8,700	1,040,433
Biogen, Inc. *	6,852	2,182,841
Celgene Corp. *	29,925	3,122,973
Gilead Sciences, Inc.	48,489	3,473,752
Incyte Corp. *	9,756	923,991
Vertex Pharmaceuticals, Inc. *	10,700	1,603,502
		14,513,796

Capital Markets - 0.6%
Cboe Global Markets, Inc.	36,000	4,485,240

Commercial Services & Supplies - 1.1%
Deluxe Corp.	99,332	7,632,671

Communications Equipment - 0.5%
Cisco Systems, Inc.	84,400	3,232,520

Consumer Finance - 1.3%
Ally Financial, Inc.	173,000	5,044,680
OneMain Holdings, Inc. *	151,700	3,942,683
		8,987,363

Containers & Packaging - 1.4%
Ball Corp.	133,037	5,035,450
Sealed Air Corp. (a)	92,700	4,570,110
		9,605,560

Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. *	36,827	3,461,738

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	191,407	10,131,173

Electrical Equipment - 0.8%
AMETEK, Inc.	77,600	5,623,672

Energy Equipment & Services - 3.0%
Core Laboratories NV (a)	52,100	5,707,555
National Oilwell Varco, Inc.	143,402	5,165,340
Oceaneering International, Inc.	121,576	2,570,117
TechnipFMC plc	183,110	5,733,174
US Silica Holdings, Inc. (a)	70,638	2,299,973
		21,476,159

Equity Real Estate Investment Trusts (REITs) - 2.2%
CubeSmart	155,332	4,492,201
Equity Residential	98,889	6,306,152
Extra Space Storage, Inc.	50,100	4,381,245
		15,179,598

Food & Staples Retailing - 2.0%
Performance Food Group Co. *	228,952	7,578,311
US Foods Holding Corp. *	202,900	6,478,597
		14,056,908

Food Products - 1.8%
Mondelez International, Inc., Class A	155,970	6,675,516
Pinnacle Foods, Inc.	99,343	5,907,928
		12,583,444

Health Care Equipment & Supplies - 0.7%
Danaher Corp.	56,500	5,244,330

Health Care Providers & Services - 1.5%
Chemed Corp.	12,000	2,916,240
Humana, Inc.	30,700	7,615,749
		10,531,989

Household Durables - 1.0%
Newell Brands, Inc.	219,631	6,786,598

Household Products - 0.7%

Colgate-Palmolive Co.	60,700	4,579,815

Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	102,000	4,397,220

Industrial Conglomerates - 0.9%
3M Co.	28,011	6,592,949

Insurance - 2.9%
American Financial Group, Inc.	41,196	4,471,414
Chubb Ltd.	51,480	7,522,772
First American Financial Corp.	156,443	8,767,066
		20,761,252

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. *	6,766	7,912,634

Internet Software & Services - 4.3%
Alphabet, Inc., Class C *	11,412	11,941,517
Facebook, Inc., Class A *	76,162	13,439,546
GoDaddy, Inc., Class A *	45,000	2,262,600
Twitter, Inc. *	109,900	2,638,699
		30,282,362

IT Services - 2.1%
Amdocs Ltd.	105,667	6,919,075
Cognizant Technology Solutions Corp., Class A	83,900	5,958,578
International Business Machines Corp.	14,400	2,209,248
		15,086,901

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	18,497	3,512,210

Media - 2.8%
Interpublic Group of Cos., Inc. (The)	192,200	3,874,752
Time Warner, Inc.	47,902	4,381,596
Walt Disney Co. (The)	106,604	11,460,996
		19,717,344

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	54,150	4,645,529

Multi-Utilities - 1.2%
CMS Energy Corp.	73,773	3,489,463
Sempra Energy	48,915	5,229,992
		8,719,455

Pharmaceuticals - 3.3%
Jazz Pharmaceuticals plc *	28,300	3,810,595
Johnson & Johnson	80,426	11,237,121

Pfizer, Inc.	219,984	7,967,820
		23,015,536

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	37,700	4,464,057

Road & Rail - 0.7%
Kansas City Southern	44,200	4,650,724

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Ltd.	6,917	1,776,977
Intel Corp.	114,918	5,304,615
QUALCOMM, Inc.	56,600	3,623,532
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	79,800	3,164,070
Texas Instruments, Inc.	29,196	3,049,230
		16,918,424

Software - 2.0%
Adobe Systems, Inc. *	33,224	5,822,174
Intuit, Inc.	20,267	3,197,727
Microsoft Corp.	58,651	5,017,007
		14,036,908

Specialty Retail - 1.3%
Home Depot, Inc. (The)	46,800	8,870,004

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	87,552	14,816,425
HP, Inc.	303,300	6,372,333
		21,188,758

Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, inc. *	62,700	4,927,593

Venture Capital - 0.2%
CFBanc Corp. *(b)(c)	27,000	318,611
Consensus Orthopedics, Inc. *(b)(c)	180,877	153
Kickboard *(b)(c)	169,932	3,467
Learn Capital Venture Partners III LP *(b)(c)	755,143	979,147
MACH Energy *(b)(c)	20,536	1,891
Neighborhood Bancorp, Class A *(b)(c)	10,000	—
		1,303,269

Total Common Stocks (Cost $381,203,182)		432,686,789

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 18.1%

Basic Materials - 0.2%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	527,567
Sherwin-Williams Co. (The), 2.25%, 5/15/20	1,200,000	1,196,593
		1,724,160

Communications - 1.8%
AT&T, Inc.:
2.303%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (d)	1,468,000	1,480,504
3.40%, 8/14/24	333,000	335,118
3.80%, 3/15/22	760,000	786,116
3.80%, 3/1/24	525,000	538,266
4.10%, 2/15/28 (e)	1,400,000	1,407,045
4.125%, 2/17/26	1,855,000	1,900,106
4.25%, 3/1/27	140,000	142,943
4.75%, 5/15/46	645,000	632,726
CBS Corp., 2.90%, 1/15/27	585,000	547,329
Comcast Corp., 3.20%, 7/15/36	990,000	942,629
Crown Castle Towers LLC, 3.663%, 5/15/25 (e)	450,000	458,815
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	442,589
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	602,179
Time Warner, Inc., 4.90%, 6/15/42	500,000	522,300
Verizon Communications, Inc.:
1.75%, 8/15/21	540,000	525,898
2.45%, 11/1/22	585,000	573,998
3.50%, 11/1/24	1,000,000	1,019,197
		12,857,758

Consumer, Cyclical - 2.6%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	753,464	770,719
Series B, 5.25%, 7/15/25	595,533	629,389
Series B, 5.60%, 1/15/22 (e)	622,551	645,679
Series B, 7.00%, 7/31/19 (e)	700,855	704,359
Azul Investments LLP, 5.875%, 10/26/24 (e)	320,000	318,800
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	211,500
CVS Pass-Through Trust, 6.036%, 12/10/28	853,660	950,096
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	195,981	199,411
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	519,000	518,337
2.321%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (d)	600,000	605,666
2.339%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (d)	220,000	221,519
2.875%, 10/1/18	2,083,000	2,095,632
2.979%, 8/3/22	2,350,000	2,343,892
Home Depot, Inc. (The), 4.20%, 4/1/43	600,000	661,832
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	471,536	478,019
New Albertsons, Inc., 7.75%, 6/15/26	50,000	45,125
Newell Brands, Inc., 3.85%, 4/1/23	500,000	517,903
Nordstrom, Inc.:
4.00%, 3/15/27 (a)	503,000	501,928
5.00%, 1/15/44	495,000	478,538

Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (e)	547,722	553,884
Starbucks Corp., 2.45%, 6/15/26	550,000	530,652
Tapestry, Inc., 4.125%, 7/15/27	1,000,000	1,009,252
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (e)	209,865	218,785
6.00%, 4/23/22 (e)	361,967	371,469
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	861,632
Whirlpool Corp.:
3.70%, 3/1/23	500,000	513,603
3.70%, 5/1/25	500,000	515,834
Wyndham Worldwide Corp.:
4.15%, 4/1/24	330,000	331,920
4.50%, 4/1/27	183,000	186,250
		17,991,625

Consumer, Non-cyclical - 1.1%
Amgen, Inc., 4.663%, 6/15/51	895,000	1,004,502
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	471,675
2.894%, 6/6/22	474,000	471,461
3.363%, 6/6/24	740,000	742,949
3.70%, 6/6/27	600,000	605,624
Ecolab, Inc.:
2.375%, 8/10/22	1,200,000	1,187,704
3.25%, 12/1/27 (e)	214,000	214,498
3.95%, 12/1/47 (e)	154,000	157,955
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (e)	500,000	520,472
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	875,619
Kraft Heinz Foods Co., 5.20%, 7/15/45	575,000	634,363
Life Technologies Corp., 6.00%, 3/1/20	500,000	535,385
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	331,244
MEDNAX, Inc., 5.25%, 12/1/23 (e)	155,000	158,100
		7,911,551

Energy - 0.0% (f)
Oceaneering International, Inc., 4.65%, 11/15/24	210,000	204,566

Financial - 8.5%
Ally Financial, Inc.:
3.25%, 2/13/18	1,600,000	1,601,600
3.25%, 11/5/18	1,500,000	1,505,625
3.60%, 5/21/18	1,395,000	1,400,929
American Tower Corp.:
3.375%, 10/15/26	600,000	590,437
3.45%, 9/15/21	600,000	613,718
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (e)	542,000	539,060

Banco Santander S.A.:
2.552%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (d)	305,000	307,089
3.125%, 2/23/23	829,000	825,634

Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (e)	720,000	717,874
Bank of America Corp.:
1.95%, 5/12/18	1,375,000	1,375,178
2.023%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (d)	300,000	301,537
2.543%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)(d)	801,000	817,260
3.419% to 12/20/27, 12/20/28 (e)(g)	1,789,000	1,791,084
3.593% to 7/21/27, 7/21/28 (a)(g)	1,400,000	1,424,332
3.824% to 1/20/27, 1/20/28 (g)	2,390,000	2,474,283
Capital One Bank, 2.25%, 2/13/19	400,000	399,556
Capital One Financial Corp.:
2.50%, 5/12/20	601,000	600,552
3.30%, 10/30/24	419,000	418,021
3.75%, 7/28/26	790,000	787,900
4.20%, 10/29/25	575,000	592,404
Capital One NA:
2.35%, 8/17/18	650,000	651,099
2.65%, 8/8/22	610,000	604,182
CBL & Associates LP, 5.95%, 12/15/26	610,000	568,287
Citigroup, Inc.:
1.70%, 4/27/18	1,700,000	1,698,438
2.315%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (d)	300,000	302,641
2.593%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (d)	300,000	304,998
2.65%, 10/26/20	885,000	888,496
2.75%, 4/25/22	730,000	729,169
3.887% to 1/10/27, 1/10/28 (g)	3,320,000	3,439,427
Citizens Bank NA:
2.25%, 3/2/20	500,000	497,852
2.55%, 5/13/21	400,000	398,799
Citizens Financial Group, Inc.:
2.375%, 7/28/21	355,000	350,614
5.158% to 6/29/18, 6/29/23 (g)	1,190,000	1,205,526
Commonwealth Bank of Australia, 2.50%, 9/18/22 (e)	550,000	544,088
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	406,000
7.375%, 3/15/23	480,000	505,200
Crown Castle International Corp.:
3.20%, 9/1/24	240,000	237,811
3.65%, 9/1/27	422,000	421,693
DDR Corp., 3.625%, 2/1/25	600,000	590,962
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	784,181
4.75%, 10/1/25	525,000	571,538
Discover Financial Services:
3.85%, 11/21/22	750,000	771,107
3.95%, 11/6/24	300,000	306,823
EPR Properties, 4.50%, 6/1/27	765,000	770,576

Goldman Sachs Group, Inc. (The):
2.365%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (d)	220,000	222,031
2.405%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (d)	650,000	652,581

2.876% to 10/31/21, 10/31/22 (g)	112,000	111,727
2.905% to 7/24/22, 7/24/23 (g)	975,000	969,092
2.908% to 6/5/22, 6/5/23 (g)	2,020,000	2,008,382
3.691% to 6/5/27, 6/5/28 (g)	70,000	71,076
ING Bank NV, 2.00%, 11/26/18 (e)	900,000	899,662
International Finance Corp., 1.75%, 3/30/20	680,000	675,767
Morgan Stanley:
2.20%, 12/7/18	1,790,000	1,792,448
2.213%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (d)	300,000	301,245
2.293%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (d)	220,000	221,880
2.765%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (d)	550,000	566,025
2.80%, 6/16/20	2,200,000	2,221,018
3.591% to 7/22/27, 7/22/28 (g)	2,400,000	2,424,295
4.00%, 7/23/25	725,000	759,672
4.875%, 11/1/22	690,000	743,711
Nationwide Building Society:
2.35%, 1/21/20 (e)	800,000	799,692
4.125% to 10/18/27, 10/18/32 (e)(g)	350,000	350,716
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (e)	150,000	154,995
PNC Bank NA, 2.70%, 11/1/22	1,000,000	995,615
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (g)	650,000	669,338
Regions Financial Corp., 2.75%, 8/14/22	318,000	317,299
SBA Communications Corp., 4.00%, 10/1/22 (e)	102,000	102,638
Synchrony Bank, 3.00%, 6/15/22	340,000	338,923
Synchrony Financial:
2.615%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (d)	190,000	192,733
3.00%, 8/15/19	1,133,000	1,141,195
Synovus Financial Corp., 3.125%, 11/1/22	311,000	308,807
Toronto-Dominion Bank (The):
1.75%, 7/23/18	900,000	899,340
1.85%, 9/11/20	2,000,000	1,978,522
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (e)	65,000	68,575
		59,592,580

Government - 0.2%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	596,291
International Finance Corp., 2.00%, 10/24/22	1,200,000	1,183,623
		1,779,914

Industrial - 0.8%
Carlisle Cos., Inc., 3.50%, 12/1/24	364,000	367,340
Johnson Controls International plc, 4.625%, 7/2/44	450,000	497,174
Masco Corp.:
3.50%, 11/15/27	425,000	419,716
4.45%, 4/1/25	200,000	213,060
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	765,000	779,946

SBA Tower Trust:
2.24%, 4/9/43 (e)	500,000	500,099
2.877%, 7/10/46 (e)	600,000	595,890

3.722%, 4/9/48 (e)	1,100,000	1,113,539
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (e)	540,000	531,461
3.00%, 7/15/22 (e)	467,000	462,900
		5,481,125

Technology - 2.4%
Apple, Inc.:
3.00%, 6/20/27	835,000	832,107
3.25%, 2/23/26	375,000	383,012
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	440,696
CA, Inc., 3.60%, 8/15/22	1,000,000	1,014,778
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (e)	2,640,000	2,673,754
4.42%, 6/15/21 (e)	1,745,000	1,819,569
DXC Technology Co.:
2.431%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (d)	600,000	601,525
2.875%, 3/27/20	278,000	279,486
EMC Corp., 1.875%, 6/1/18	1,551,000	1,543,742
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	1,727,000	1,735,637
Microsoft Corp.:
2.40%, 8/8/26	575,000	554,993
4.45%, 11/3/45	505,000	592,842
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (e)	200,000	202,750
4.125%, 6/1/21 (e)	300,000	306,750
4.625%, 6/15/22 (e)	890,000	933,387
QUALCOMM, Inc., 2.90%, 5/20/24	1,200,000	1,171,551
Seagate HDD Cayman:
3.75%, 11/15/18	800,000	812,100
4.875%, 3/1/24 (e)	480,000	483,196
4.875%, 6/1/27	515,000	493,207
		16,875,082

Utilities - 0.5%
American Water Capital Corp., 2.95%, 9/1/27	750,000	742,947
Avangrid, Inc., 3.15%, 12/1/24	1,406,000	1,400,472
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	315,611
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (e)	750,000	765,000
		3,224,030

Total Corporate Bonds (Cost $126,757,199)		127,642,391

ASSET-BACKED SECURITIES - 8.3%
Automobile - 0.7%
Avis Budget Rental Car Funding AESOP LLC:
Series 2012-3A, Class A, 2.10%, 3/20/19 (e)	335,000	335,012
Series 2013-2A, Class A, 2.97%, 2/20/20 (e)	2,084,000	2,098,292
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (e)	625,000	621,143

Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (e)	400,000	401,045
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (e)	567,498	570,323
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,100,000	1,089,483
		5,115,298

Consumer Loan - 2.8%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (e)	708,134	707,945
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (e)	519,039	525,241
Series 2015-PM2, Class B, 4.00%, 3/15/22 (e)	540,296	541,320
Series 2015-PM3, Class B, 4.31%, 5/16/22 (e)	318,495	319,748
Series 2016-MF1, Class A, 4.48%, 8/15/22 (e)	72,835	73,255
Conn Funding II LP:
Series 2016-B, Class B, 7.34%, 3/15/19 (e)	356,247	359,241
Series 2017-A, Class A, 2.73%, 7/15/19 (e)	178,841	178,968
Series 2017-B, Class A, 2.73%, 7/15/20 (e)	1,170,000	1,169,607
Series 2017-B, Class B, 4.52%, 11/15/20 (e)	185,000	185,150
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (e)	95,393	95,444
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (e)	127,805	127,948
Series 2017-P1, Class A, 2.42%, 9/15/23 (e)	862,835	862,525
Series 2017-P2, Class A, 2.61%, 1/15/24 (e)	110,000	110,026
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (e)	200,000	203,121
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (e)	600,000	609,353
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (e)	6,040	6,049
Series 2014-2A, Class B, 3.02%, 9/18/24 (e)	200,000	200,339
Series 2015-2A, Class A, 2.57%, 7/18/25 (e)	1,080,236	1,080,882
Series 2017-1A, Class A1, 2.37%, 9/14/32 (e)	965,000	956,832
Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 3/8/21 (e)	1,080,000	1,089,663
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (e)	355,000	354,341
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (e)	2,502,270	2,510,712
Series 2017-1A, Class B, 3.65%, 6/15/23 (e)	300,000	302,835
Series 2017-2A, Class A, 2.41%, 9/15/23 (e)	742,018	742,959
Series 2017-3A, Class A, 2.36%, 11/15/23 (e)	3,158,741	3,161,360
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (e)	2,034,891	2,050,055
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (e)	600,000	602,237
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (e)	325,834	323,216
		19,450,372

Other - 2.9%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	1,230,281	1,280,869
Colony American Homes, Series 2014-1A, Class B, 2.827%, (1 mo. USD LIBOR + 1.35%), 5/17/31 (d)(e)	350,000	351,023
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.11%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (d)(e)	350,000	355,097
Series 2016-1A, Class D, 4.56%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (d)(e)	320,000	328,342
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (e)	500,000	499,589
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (e)	139,262	138,976

Series 2014-1A, Class A2, 3.668%, 4/19/44 (e)	600,000	607,654
Series 2014-1A, Class B1, 4.406%, 4/19/44 (e)	700,000	694,672
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (e)	1,100,000	1,105,380
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (e)	763,586	759,527
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (e)(h)	261,416	263,557
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (e)	50,000	51,240
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.491%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (d)(e)	200,000	201,501
Series 2015-SFR2, Class E, 4.641%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (d)(e)	1,800,000	1,820,661
Series 2015-SFR3, Class D, 4.21%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (d)(e)	400,000	404,085
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (d)(e)	187,000	187,742
Series 2017-SFR2, Class C, 2.941%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (d)(e)	237,000	238,973
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.46%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (d)(e)	524,000	530,037
Series 2016-SFR1, Class C, 3.96%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (d)(e)	325,000	329,902
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (e)	330,069	328,994
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (e)	1,000,000	1,010,310
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (e)	71,215	71,172
Series 2014-2A, Class B, 2.40%, 6/20/31 (e)	818,389	815,951
Series 2014-3A, Class B, 2.80%, 10/20/31 (e)	98,556	98,426
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (e)	693,809	714,654
Series 2014-1, Class A, 4.59%, 4/20/44 (e)	566,106	577,370
Series 2014-2, Class A, 4.02%, 7/20/44 (e)	915,434	883,337
Series 2014-2, Class B, 5.44%, 7/20/44 (e)	1,791,755	1,692,655
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (e)	550,026	517,351
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (e)	790,000	794,724
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (e)	252,083	238,091
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,717,535	1,728,876
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (e)	600,000	597,268
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (e)	355,000	353,110
		20,571,116

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (e)	490,430	491,371
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 2.802%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (d)(e)	130,102	131,720
Series 2014-B, Class A2, 2.55%, 8/27/29 (e)	326,001	326,003
		949,094

Whole Business - 1.8%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (e)	2,026,834	2,032,055
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (e)	174,125	181,026
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (e)	595,170	608,425
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (e)	327,000	329,541
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (e)	170,000	173,884
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (e)	980,000	1,015,130

Series 2016-1A, Class A2, 6.125%, 7/20/46 (e)	296,250	317,387
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (e)	442,775	448,919
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (e)	358,200	375,168
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (e)	1,747,875	1,775,209
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (e)	2,253,138	2,265,230
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (e)	2,297,125	2,356,744
Series 2018-1A, Class A2I, 3.573%, 3/15/48 (e)(i)	350,000	350,328
		12,229,046

Total Asset-Backed Securities (Cost $58,196,414)		58,314,926

U.S. TREASURY OBLIGATIONS - 6.4%
U.S. Treasury Bond, 2.75%, 8/15/47	21,250,000	21,257,237
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (j)	5,121,821	5,764,372
U.S. Treasury Inflation Index Note, 0.125%, 4/15/18 (j)	298,785	298,507
U.S. Treasury Notes:
0.75%, 10/31/18	550,000	545,501
1.875%, 12/15/20	9,500,000	9,472,733
2.00%, 11/30/22	4,000,000	3,963,499
2.25%, 11/15/27	3,750,000	3,696,510

Total U.S. Treasury Obligations (Cost $44,957,409)		44,998,359

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.4%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (d)(e)	685,570	699,434
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.802%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (d)	720,000	816,669
Series 2015-HQA2, Class M2, 4.352%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (d)	508,945	526,027
Series 2016-DNA2, Class M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (d)	586,896	594,627
Series 2017-DNA3, Class M2, 4.052%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (d)	360,000	369,264
Series 2017-HQA2, Class M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (d)	435,000	449,749
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.152%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (d)	600,000	639,037
Series 2014-C03, Class 2M2, 4.452%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (d)	666,460	706,648
Series 2014-C04, Class 1M2, 6.452%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (d)	251,243	287,633
Series 2016-C04, Class 1M1, 3.002%, (1 mo. USD LIBOR + 1.45%), 1/25/29 (d)	1,047,127	1,059,080
Series 2016-C05, Class 2M1, 2.902%, (1 mo. USD LIBOR + 1.35%), 1/25/29 (d)	210,311	211,984
Series 2016-C06, Class 1M2, 5.802%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (d)	400,000	453,556
Series 2017-C05, Class 1B1, 5.152%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (d)	60,000	59,525
Series 2017-C05, Class 1M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (d)	1,006,998	1,007,619
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (d)	940,000	948,912
Series 2017-C06, Class 1B1, 5.702%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (d)	80,000	82,638
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (d)	645,000	665,662
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,882	547,291

Total Collateralized Mortgage-Backed Obligations (Cost $9,737,804)		10,125,355

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.251%, (1 mo. USD LIBOR + 3.00%), 5/15/32 (d)(e)	200,000	200,851
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.877%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (d)(e)	600,000	599,549
CLNS Trust, Series 2017-IKPR, Class B, 2.432%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (d)(e)	1,230,000	1,231,320
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (e)	55,309	55,009
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (e)	400,000	405,397
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (e)	550,000	548,548
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (e)	400,000	395,320
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (d)(e)	1,000,000	1,001,300
Motel 6 Trust:
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (d)(e)	759,231	760,715
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (d)(e)	411,870	413,096
Series 2017-MTL6, Class E, 4.727%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (d)(e)	148,869	149,624
TRU Trust, Series 2016-TOYS, Class A, 3.727%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (d)(e)	1,061,538	1,057,150
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (e)	850,000	811,872

Total Commercial Mortgage-Backed Securities (Cost $7,637,302)		7,629,751

TAXABLE MUNICIPAL OBLIGATIONS - 0.9%
General Obligations - 0.5%
Los Angeles California Unified School District, 5.75%, 7/1/34 (k)	800,000	1,022,328
Massachusetts, Green Bonds, 3.277%, 6/1/46	650,000	629,044
New York City, 5.206%, 10/1/31 (k)	1,275,000	1,493,038
		3,144,410

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (k)	400,000	457,380
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (k)	1,000,000	1,257,820
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (k)	500,000	587,520
		2,302,720

Water and Sewer - 0.1%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	865,000	863,720

Total Taxable Municipal Obligations (Cost $6,148,832)		6,310,850

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (b)(l)	4,266,666	4,068,607
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (b)(c)(m)	393,000	371,385
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (b)(c)(m)	506,000	482,218

Total High Social Impact Investments (Cost $5,165,666)		4,922,210

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association:
2.65%, 6/1/26	634,102	628,420
2.68%, 7/1/26	650,000	643,483
2.784%, 2/25/27 (n)	661,650	666,904
2.939%, 9/25/27 (n)	1,350,000	1,355,726

Total U.S. Government Agency Mortgage-Backed Securities (Cost $3,331,245)		3,294,533

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (e)	935,000	960,713

Total Sovereign Government Bonds (Cost $934,020)		960,713

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	890,030	892,979

Total U.S. Government Agencies and Instrumentalities (Cost $890,030)		892,979

	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 *(b)(c)	420,683	6,333
Series B *(b)(c)	348,940	5,679
Series C *(b)(c)	601,710	16,435
Kickboard:
Series A *(b)(c)	1,155,503	255,713
Series A2 *(b)(c)	404,973	90,188
LearnZillion, Inc.:
Series A *(b)(c)	169,492	176,797
Series A-1 *(b)(c)	108,678	122,795
Lumni, Inc., Series B *(b)(c)	17,265	123,006
MACH Energy:
Series A *(b)(c)	27,977	9,669
Series B *(b)(c)	26,575	11,661
Wind Harvest Co., Inc. *(b)(c)	8,696	—
		818,276

Total Preferred Stocks (Cost $1,132,578)		818,276

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.1%
Coastal Venture Partners *(b)(c)		19,670

Commons Capital LP *(b)(c)		75,191
First Analysis Private Equity Fund IV LP *(b)(c)		542,068
GEEMF Partners LP *(b)(c)(l)		10,415
Global Environment Emerging Markets Fund LP *(b)(c)		5,780
Infrastructure and Environmental Private Equity Fund III LP *(b)(c)		7,196
New Markets Growth Fund LLC *(b)(c)		—
Solstice Capital LP *(b)(c)		61,949

Total Venture Capital Limited Partnership Interest (Cost $374,871)		722,269

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (f)
Kickboard Bridge Note, 8.00%, 5/7/18 (b)(c)	41,000	36,737

Total Venture Capital Debt Obligations (Cost $41,000)		36,737

FLOATING RATE LOANS (o) - 0.0% (f)
Consumer, Cyclical - 0.0% (f)
VFH Parent LLC, Term Loan, 5.15%, (3 mo. USD LIBOR + 3.75%), 12/30/21	23,478	23,767

Financial - 0.0% (f)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 *(b)(c)(p)	385,345	6,078

Total Floating Rate Loans (Cost $408,797)		29,845

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	2,969,629	2,969,629

Total Time Deposit (Cost $2,969,629)		2,969,629

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	10,332,560	10,332,560

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $10,332,560)		10,332,560

Total Purchased Options (Cost $66,360) - 0.0% (f)		49,500

TOTAL INVESTMENTS (Cost $660,284,898) - 101.2%		712,737,672
Other assets and liabilities, net - (1.2%)		(8,581,606)
NET ASSETS - 100.0%		704,156,066

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $15,848,924 and the total market value of the collateral received by the Fund was $16,179,297, including cash collateral of $10,332,560 and non-cash U.S. Government and/or agency securities collateral of $5,846,737.

(b) Restricted security. Total market value of restricted securities amounts to $7,808,839, which represents 1.1% of the net assets of the Fund as of December 31, 2017.
(c) For fair value measurement disclosure purposes, security is categorized as Level 3.
(d) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $87,652,951, which represents 12.5% of the net assets of the Fund as of December 31, 2017.

(f) Amount is less than 0.05%.
(g) Security converts to floating rate after the indicated fixed-rate coupon period.
(h) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2017.
(i) When-issued security.
(j) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(k) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(l) Affiliated company.
(m) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

(n) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(o) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(p) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PUT OPTIONS PURCHASED - 0.0% (f)
EXCHANGE-TRADED OPTIONS - 0.0% (f)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 3/2018	141	$17,490,609	$122.00	2/23/18	$17,625
U.S. 10-Year Treasury Note Futures 3/2018	170	21,087,969	122.50	2/23/18	31,875
Total					$49,500

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	16	3/2018	$1,858,625	($10,028)
Short:
U.S. Ultra-Long Treasury Bond	(2)	3/2018	($335,313)	($1,504)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	17,031
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III LP	4/6/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 5/7/18	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16-12/12/17	755,143
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000
At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund used futures contracts and options contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.

At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose principal underlying risk exposure is interest rate risk was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts*	$—	($11,532)
Options purchased	$49,500	$—
Total	$49,500	($11,532)
* Amount represents cumulative unrealized depreciation on futures contracts.

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $4,068,607, which represents 0.6% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$4,266,666	$—	$—	$4,266,666	$4,068,607	$15,467	$—	$—	$2,133
GEEMF Partners LP	$—	$—	$—	$—	$10,415	$—	$—	$—	($6,838)
Total					$4,079,022	$15,467	$—	$—	($4,705)
* Formerly, Calvert Social Investment Foundation

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$431,383,520	**	$—	$—	$431,383,520
Common Stocks - Venture Capital	—		—	1,303,269	1,303,269
Corporate Bonds	—		127,642,391	—	127,642,391
Asset-Backed Securities	—		58,314,926	—	58,314,926
U.S. Treasury Obligations	—		44,998,359	—	44,998,359
Collateralized Mortgage-Backed Obligations	—		10,125,355	—	10,125,355
Commercial Mortgage-Backed Securities	—		7,629,751	—	7,629,751
Taxable Municipal Obligations	—		6,310,850	—	6,310,850
High Social Impact Investments	—		4,068,607	853,603	4,922,210
U.S. Government Agency Mortgage-Backed Securities	—		3,294,533	—	3,294,533
Sovereign Government Bonds	—		960,713	—	960,713
U.S. Government Agencies and Instrumentalities	—		892,979	—	892,979
Preferred Stocks - Venture Capital	—		—	818,276	818,276
Venture Capital Limited Partnership Interest	—		—	722,269	722,269
Venture Capital Debt Obligations	—		—	36,737	36,737
Floating Rate Loans	—		23,767	6,078	29,845
Time Deposit	—		2,969,629	—	2,969,629
Short Term Investment of Cash Collateral for Securities Loaned	10,332,560		—	—	10,332,560
Total	$441,716,080		$267,231,860	$3,740,232	$712,688,172

Derivative Instruments – Assets
Options Purchased	$49,500		$—	$—	$49,500

Derivative Instruments - Liabilities
Futures Contracts***	($11,532)		$—	$—	($11,532)
* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
*** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Investment Transactions and Income: Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option or option on a futures contract is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index or futures contract (in the case of a put) or the excess of the value of the index or futures contract over the strike price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 45.8%
Basic Materials - 0.8%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,165,403
Sherwin-Williams Co. (The), 2.25%, 5/15/20	4,300,000	4,287,793
		7,453,196

Communications - 4.5%
AT&T, Inc.:
2.303%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	4,807,000	4,847,947
3.40%, 8/14/24	1,278,000	1,286,128
3.80%, 3/15/22	2,800,000	2,896,216
3.80%, 3/1/24	2,140,000	2,194,075
4.10%, 2/15/28 (b)	5,300,000	5,326,671
4.125%, 2/17/26	7,490,000	7,672,127
4.75%, 5/15/46	2,325,000	2,280,755
CBS Corp., 2.90%, 1/15/27	2,075,000	1,941,379
Comcast Corp., 3.20%, 7/15/36	3,824,000	3,641,025
Crown Castle Towers LLC, 3.663%, 5/15/25 (b)	2,100,000	2,141,139
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,639,218
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	1,105,994
Verizon Communications, Inc.:
1.75%, 8/15/21	2,030,000	1,976,986
2.45%, 11/1/22	2,060,000	2,021,258
3.50%, 11/1/24	3,705,000	3,776,124
		44,747,042

Consumer, Cyclical - 5.7%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	2,787,818	2,851,659
Series B, 5.25%, 7/15/25	2,133,251	2,254,527
Series B, 5.60%, 1/15/22 (b)	424,467	440,236
Series B, 7.00%, 7/31/19 (b)	2,561,019	2,573,824
Azul Investments LLP, 5.875%, 10/26/24 (b)	1,250,000	1,245,312
CVS Pass-Through Trust, 6.036%, 12/10/28	1,969,985	2,192,529
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	1,308,000	1,306,329
2.875%, 10/1/18	4,985,000	5,015,232
2.979%, 8/3/22	10,900,000	10,871,671
Home Depot, Inc. (The), 4.20%, 4/1/43	2,000,000	2,206,105
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,773,872	1,798,262
Newell Brands, Inc., 3.85%, 4/1/23	2,050,000	2,123,400
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	1,901,000	1,896,949
5.00%, 1/15/44	1,350,000	1,305,103
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (b)	2,071,819	2,095,127

Starbucks Corp., 2.45%, 6/15/26	2,150,000	2,074,365
Tapestry, Inc., 4.125%, 7/15/27	3,600,000	3,633,308
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (b)	752,017	783,978
6.00%, 4/23/22 (b)	1,629,672	1,672,451
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,179,127
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,157,132
3.70%, 5/1/25	1,700,000	1,753,835
Wyndham Worldwide Corp.:
4.15%, 4/1/24	1,000,000	1,005,819
4.50%, 4/1/27	387,000	393,874
		56,830,154

Consumer, Non-cyclical - 3.4%
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,728,659
4.663%, 6/15/51	1,006,000	1,129,083
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,658,823
2.894%, 6/6/22	1,667,000	1,658,071
3.363%, 6/6/24	2,600,000	2,610,361
3.70%, 6/6/27	2,200,000	2,220,620
Ecolab, Inc.:
2.375%, 8/10/22	4,600,000	4,552,865
3.25%, 12/1/27 (b)	857,000	858,996
3.95%, 12/1/47 (b)	631,000	647,206
ERAC USA Finance LLC, 2.70%, 11/1/23 (b)	1,000,000	974,219
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (b)	3,000,000	3,169,753
4.875%, 6/27/44 (b)	1,200,000	1,249,132
Kaiser Foundation Hospitals, 3.15%, 5/1/27	3,091,000	3,096,726
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,344,385
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,034,462
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	966,129
MEDNAX, Inc., 5.25%, 12/1/23 (b)	600,000	612,000
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,063,594
		33,575,084

Financial - 20.8%
Ally Financial, Inc.:
3.25%, 2/13/18	3,280,000	3,283,280
3.25%, 11/5/18	4,550,000	4,567,062
3.50%, 1/27/19	2,380,000	2,397,850
3.60%, 5/21/18	2,520,000	2,530,710
American Tower Corp.:
3.375%, 10/15/26	1,950,000	1,918,922
3.45%, 9/15/21	2,650,000	2,710,586
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (b)	2,032,000	2,020,977
Banco Santander SA, 3.125%, 2/23/23	3,488,000	3,473,838

Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (b)	2,930,000	2,921,350
Bank of America Corp.:
1.95%, 5/12/18	5,050,000	5,050,652
2.543%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	2,155,000	2,198,747
3.419% to 12/20/27, 12/20/28 (b)(d)	5,369,000	5,375,255
3.593% to 7/21/27, 7/21/28 (d)	4,950,000	5,036,032
3.824% to 1/20/27, 1/20/28 (d)	10,000,000	10,352,647
Capital One Bank, 2.25%, 2/13/19	1,000,000	998,889
Capital One Financial Corp.:
2.50%, 5/12/20	2,097,000	2,095,437
3.30%, 10/30/24	3,279,000	3,271,336
3.75%, 7/28/26	3,100,000	3,091,760
4.20%, 10/29/25	2,100,000	2,163,562
Capital One NA:
2.35%, 8/17/18	2,360,000	2,363,991
2.65%, 8/8/22	2,305,000	2,283,017
CBL & Associates LP, 5.95%, 12/15/26 (c)	2,000,000	1,863,235
Citigroup, Inc.:
1.70%, 4/27/18	6,585,000	6,578,951
2.65%, 10/26/20	3,435,000	3,448,570
2.75%, 4/25/22	2,600,000	2,597,039
3.887% to 1/10/27, 1/10/28 (d)	12,815,000	13,275,980
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,941,622
2.55%, 5/13/21	1,400,000	1,395,798
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,456,778
4.15%, 9/28/22 (b)	702,000	728,702
5.158% to 6/29/18, 6/29/23 (d)	4,675,000	4,735,995
Commonwealth Bank of Australia, 2.50%, 9/18/22 (b)(c)	2,120,000	2,097,211
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,603,700
7.375%, 3/15/23	2,000,000	2,105,000
Crown Castle International Corp.:
3.20%, 9/1/24	816,000	808,557
3.65%, 9/1/27	1,438,000	1,436,952
DDR Corp., 3.625%, 2/1/25	3,100,000	3,053,304
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,241,283
4.75%, 10/1/25	2,035,000	2,215,392
Discover Bank, 8.70%, 11/18/19	948,000	1,042,735
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,503,527
3.95%, 11/6/24	1,500,000	1,534,117
EPR Properties, 4.50%, 6/1/27	2,700,000	2,719,681
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (d)	3,656,000	3,633,846
2.908% to 6/5/22, 6/5/23 (d)	7,700,000	7,655,714
ING Bank NV, 2.00%, 11/26/18 (b)	3,150,000	3,148,817
International Finance Corp., 1.75%, 3/30/20	2,500,000	2,484,439

Morgan Stanley:
2.20%, 12/7/18	7,210,000	7,219,860
2.765%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (a)	2,190,000	2,253,809
2.80%, 6/16/20	3,500,000	3,533,437
3.591% to 7/22/27, 7/22/28 (d)	9,000,000	9,091,106
4.00%, 7/23/25	1,855,000	1,943,712
4.875%, 11/1/22	2,075,000	2,236,522
Nationwide Building Society:
2.35%, 1/21/20 (b)	3,100,000	3,098,808
4.125% to 10/18/27, 10/18/32 (b)(d)	1,380,000	1,382,821
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,982,461
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/68 (d)	2,750,000	2,831,812
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,195,360
Synchrony Bank, 3.00%, 6/15/22	1,245,000	1,241,055
Synchrony Financial, 3.00%, 8/15/19	3,742,000	3,769,066
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,258,068
Toronto-Dominion Bank (The):
1.75%, 7/23/18	3,550,000	3,547,397
1.85%, 9/11/20	7,800,000	7,716,234
		205,714,373

Government - 1.5%
Asian Development Bank, 1.00%, 8/16/19	7,000,000	6,889,272
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,832,381
International Finance Corp., 2.00%, 10/24/22	5,200,000	5,129,036
		14,850,689

Industrial - 2.1%
Carlisle Cos., Inc., 3.50%, 12/1/24	1,455,000	1,468,352
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,988,696
Masco Corp., 3.50%, 11/15/27	1,540,000	1,520,853
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.25%, 1/17/23 (b)	3,000,000	3,185,381
SBA Tower Trust:
2.24%, 4/9/43 (b)	1,970,000	1,970,390
2.877%, 7/10/46 (b)	2,500,000	2,482,875
3.722%, 4/9/48 (b)	4,150,000	4,201,077
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (b)	2,040,000	2,007,743
3.00%, 7/15/22 (b)(c)	1,750,000	1,734,637
		20,560,004

Technology - 5.7%
Apple, Inc.:
3.00%, 6/20/27	3,061,000	3,050,395
3.25%, 2/23/26	1,325,000	1,353,309
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,705,752
CA, Inc., 3.60%, 8/15/22	3,900,000	3,957,635
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	8,950,000	9,064,430
4.42%, 6/15/21 (b)	6,570,000	6,850,756

DXC Technology Co., 2.875%, 3/27/20	926,000	930,951
EMC Corp., 1.875%, 6/1/18	4,221,000	4,201,247
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	5,195,000	5,220,982
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,147,582
4.45%, 11/3/45	1,800,000	2,113,099
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (b)	1,200,000	1,227,000
4.625%, 6/15/22 (b)	2,565,000	2,690,044
4.625%, 6/1/23 (b)	1,000,000	1,048,500
QUALCOMM, Inc., 2.90%, 5/20/24	4,400,000	4,295,686
Seagate HDD Cayman:
3.75%, 11/15/18	3,222,000	3,270,733
4.875%, 3/1/24 (b)	2,145,000	2,159,283
4.875%, 6/1/27	850,000	814,030
		56,101,414

Utilities - 1.3%
American Water Capital Corp., 2.95%, 9/1/27	2,840,000	2,813,293
Avangrid, Inc., 3.15%, 12/1/24	5,625,000	5,602,882
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,762,161
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (b)	2,950,000	3,009,000
		13,187,336

Total Corporate Bonds (Cost $449,823,569)		453,019,292

U.S. TREASURY OBLIGATIONS - 21.4%
U.S. Treasury Bond, 2.75%, 8/15/47	72,850,000	72,874,812
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (e)	17,190,478	19,347,089
U.S. Treasury Notes:
1.875%, 12/15/20	63,000,000	62,819,174
2.00%, 11/30/22 (c)	48,400,000	47,958,335
2.25%, 11/15/27 (c)	9,200,000	9,068,771

Total U.S. Treasury Obligations (Cost $211,967,918)		212,068,181

ASSET-BACKED SECURITIES - 19.0%
Automobile - 2.3%
Avis Budget Rental Car Funding AESOP LLC:
Series 2012-3A, Class A, 2.10%, 3/20/19 (b)	1,330,000	1,330,048
Series 2013-2A, Class A, 2.97%, 2/20/20 (b)	10,453,000	10,524,687
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (b)	2,250,000	2,236,114
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	1,891,660	1,901,076
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	2,341,543	2,332,992
Series 2016-B, Class A4, 1.52%, 8/16/21	4,050,000	4,011,278
		22,336,195

Consumer Loan - 5.4%
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (b)	2,805,473	2,804,725
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	1,387,246	1,389,876
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	1,061,652	1,065,828
Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	364,176	366,273
Conn Funding II LP:
Series 2017-A, Class A, 2.73%, 7/15/19 (b)	635,879	636,329
Series 2017-B, Class A, 2.73%, 7/15/20 (b)	4,260,000	4,258,569
OneMain Financial Issuance Trust:
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	2,561,385	2,562,917
Series 2017-1A, Class A1, 2.37%, 9/14/32 (b)	3,760,000	3,728,174
Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 3/8/21 (b)	2,551,000	2,573,824
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (b)	1,335,000	1,332,520
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	8,719,192	8,748,609
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	1,913,244	1,915,670
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	10,594,653	10,603,436
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	1,237,760	1,233,726
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	6,647,987	6,697,525
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	2,411,000	2,419,989
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (b)	1,229,022	1,219,146
		53,557,136

Other - 7.0%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (b)	4,164,027	4,335,249
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (b)	1,755,000	1,753,556
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (b)	510,626	509,578
Series 2014-1A, Class A2, 3.668%, 4/19/44 (b)	1,900,000	1,924,239
Series 2014-1A, Class B1, 4.406%, 4/19/44 (b)	2,200,000	2,183,256
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (b)	3,983,000	4,002,479
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (b)	3,507,722	3,489,079
Series 2013-1A, Class B, 3.96%, 4/15/43 (b)	3,987,186	3,976,771
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (b)(f)	746,902	753,020
Invitation Homes Trust:
Series 2015-SFR2, Class E, 4.641%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (a)(b)	5,450,000	5,512,558
Series 2015-SFR2, Class F, 5.191%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (a)(b)	3,650,000	3,699,181
Series 2015-SFR3, Class D, 4.21%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (a)(b)	1,400,000	1,414,298
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(b)	747,000	749,966
Series 2017-SFR2, Class C, 2.941%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (a)(b)	951,000	958,918
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.46%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (a)(b)	2,046,000	2,069,572
Series 2016-SFR1, Class C, 3.96%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (a)(b)	1,000,000	1,015,082
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (b)	3,300,000	3,334,022
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (b)	246,015	245,866
Series 2014-2A, Class B, 2.40%, 6/20/31 (b)	824,684	822,227
Series 2014-3A, Class B, 2.80%, 10/20/31 (b)	1,336,420	1,334,654

SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (b)	2,775,235	2,858,616
Series 2014-2, Class A, 4.02%, 7/20/44 (b)	4,097,655	3,953,983
Series 2014-2, Class B, 5.44%, 7/20/44 (b)	5,823,205	5,501,129
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (b)	3,170,000	3,188,957
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	6,125,680	6,166,129
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (b)	2,250,000	2,239,757
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (b)	1,415,000	1,407,466
		69,399,608

Student Loan - 0.2%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (b)	1,541,353	1,544,310
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (b)	917,633	917,637
		2,461,947

Whole Business - 4.1%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	5,760,570	5,775,408
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (b)	697,283	712,811
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)	1,330,000	1,340,334
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (b)	690,000	705,766
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	3,626,000	3,755,983
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	950,225	963,410
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (b)	1,238,775	1,297,456
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	4,345,000	4,412,949
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (b)	11,241,250	11,301,580
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	8,455,375	8,674,823
Series 2018-1A, Class A2I, 3.573%, 3/15/48 (b)(g)	1,450,000	1,451,360
		40,391,880

Total Asset-Backed Securities (Cost $187,753,959)		188,146,766

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 4.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	856,963	874,293
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.352%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (a)	2,714,375	2,805,475
Series 2016-DNA2, Class M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	1,565,056	1,585,672
Series 2016-HQA1, Class M2, 4.302%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (a)	4,000,000	4,108,638
Series 2017-DNA3, Class M2, 4.052%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (a)	1,425,000	1,461,669
Series 2017-HQA2, Class M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (a)	1,565,000	1,618,064
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.152%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (a)	2,200,000	2,343,135
Series 2014-C03, Class 2M2, 4.452%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (a)	2,475,422	2,624,693
Series 2014-C04, Class 1M2, 6.452%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	8,127,607	9,304,825
Series 2016-C04, Class 1M1, 3.002%, (1 mo. USD LIBOR + 1.45%), 1/25/29 (a)	2,388,184	2,415,445
Series 2016-C05, Class 2M1, 2.902%, (1 mo. USD LIBOR + 1.35%), 1/25/29 (a)	600,888	605,668

Series 2016-C06, Class 1M2, 5.802%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (a)	1,600,000	1,814,224
Series 2017-C05, Class 1M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (a)	3,761,679	3,763,996
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (a)	1,970,000	1,988,678
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (a)	2,520,000	2,600,727
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,959,580	1,950,347

Total Collateralized Mortgage-Backed Obligations (Cost $40,829,919)		41,865,549

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.251%, (1 mo. USD LIBOR + 3.00%), 5/15/32 (a)(b)	1,100,000	1,104,682
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.877%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(b)	2,900,000	2,897,822
CLNS Trust, Series 2017-IKPR, Class B, 2.432%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (a)(b)	4,400,000	4,404,721
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (b)	1,400,000	1,418,891
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (b)	1,750,000	1,745,380
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (b)	1,200,000	1,185,959
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(b)	4,100,000	4,105,330
Motel 6 Trust:
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (a)(b)	2,942,639	2,948,390
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	1,121,478	1,124,816
TRU Trust, Series 2016-TOYS, Class A, 3.727%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (a)(b)	4,426,322	4,408,022
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31 (b)	2,700,000	2,578,889

Total Commercial Mortgage-Backed Securities (Cost $27,954,235)		27,922,902

TAXABLE MUNICIPAL OBLIGATIONS - 2.4%
Education - 0.2%
Georgetown University, Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	1,530,000	1,565,374

General Obligations - 0.9%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (h)	750,000	957,945
Los Angeles California Unified School District, 5.75%, 7/1/34 (h)	3,750,000	4,792,163
Massachusetts, Green Bonds, 3.277%, 6/1/46	2,500,000	2,419,400
New York City, 5.206%, 10/1/31 (h)	1,030,000	1,206,140
		9,375,648

Special Tax Revenue - 0.9%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (h)	3,800,000	4,345,110
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (h)	3,540,000	4,452,683
		8,797,793

Transportation - 0.1%
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, 5.876%, 4/1/32	880,000	1,068,082

Water and Sewer - 0.3%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	3,075,000	3,070,449

Total Taxable Municipal Obligations (Cost $23,020,016)		23,877,346

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.5%
Federal National Mortgage Association:
2.65%, 6/1/26	2,926,627	2,900,400
2.68%, 7/1/26	3,000,000	2,969,920
2.784%, 2/25/27 (i)	2,940,665	2,964,018
2.939%, 9/25/27 (i)	5,500,000	5,523,330

Total U.S. Government Agency Mortgage-Backed Securities (Cost $14,524,054)		14,357,668

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (j)(k)	5,087,392	4,851,235
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (j)(l)(m)	490,000	463,050
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (j)(l)(m)	631,000	601,343

Total High Social Impact Investments (Cost $6,208,392)		5,915,628

SOVEREIGN GOVERNMENT BONDS - 0.8%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,454,811
Nacional Financiera SNC, 3.375%, 11/5/20 (b)	3,450,000	3,544,875

Total Sovereign Government Bonds (Cost $7,900,277)		7,999,686

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,818,429	2,827,768

Total U.S. Government Agencies and Instrumentalities (Cost $2,818,429)		2,827,768

FLOATING RATE LOANS (n) - 0.0% (o)
Financial - 0.0% (o)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 *(j)(l)(p)	481,681	7,598

Total Floating Rate Loans (Cost $481,681)		7,598

TIME DEPOSIT - 0.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	6,537,591	6,537,591

Total Time Deposit (Cost $6,537,591)		6,537,591

	SHARES	VALUE ($)

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	55,941,585	55,941,585

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $55,941,585)		55,941,585

Total Purchased Options (Cost $239,343) - 0.0% (o)		179,688

TOTAL INVESTMENTS (Cost $1,036,000,968) - 105.2%		1,040,667,248
Other assets and liabilities, net - (5.2%)		(51,180,472)
NET ASSETS - 100.0%		989,486,776

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $294,173,538, which represents 29.7% of the net assets of the Fund as of December 31, 2017.

(c) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $54,727,128 and the total market value of the collateral received by the Fund was $55,941,585.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2017.
(g) When-issued security.
(h) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(i) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(j) Restricted security. Total market value of restricted securities amounts to $5,923,226, which represents 0.6% of the net assets of the Fund as of December 31, 2017.
(k) Affiliated company.
(l) For fair value measurement disclosure purposes, security is categorized as Level 3.
(m) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

(n) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(o) Amount is less than 0.05%.
(p) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PUT OPTIONS PURCHASED - 0.0% (o)
EXCHANGE-TRADED OPTIONS - 0.0% (o)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 3/2018	500	$62,023,438	$122.00	2/23/18	$62,500
U.S. 10-Year Treasury Note Futures 3/2018	625	77,529,297	122.50	2/23/18	117,188
Total					$179,688

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	631,000

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund entered into purchased options contracts to hedge against fluctuations in interest rates.
At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose principal underlying risk exposure is interest rate risk was $179,688.

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $4,851,235, which represents 0.5% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$5,087,392	$—	$—	$5,087,392	$4,851,235	$18,442	$—	$—	$2,543

*Formerly, Calvert Social Investment Foundation.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$453,019,292	$—	$453,019,292
U.S. Treasury Obligations	—	212,068,181	—	212,068,181
Asset-Backed Securities	—	188,146,766	—	188,146,766
Collateralized Mortgage-Backed Obligations	—	41,865,549	—	41,865,549
Commercial Mortgage-Backed Securities	—	27,922,902	—	27,922,902
Taxable Municipal Obligations	—	23,877,346	—	23,877,346
U.S. Government Agency Mortgage-Backed Securities	—	14,357,668	—	14,357,668
High Social Impact Investments	—	4,851,235	1,064,393	5,915,628
Sovereign Government Bonds	—	7,999,686	—	7,999,686
U.S. Government Agencies and Instrumentalities	—	2,827,768	—	2,827,768
Floating Rate Loans	—	—	7,598	7,598
Time Deposit	—	6,537,591	—	6,537,591
Short Term Investment of Cash Collateral for Securities Loaned	55,941,585	—	—	55,941,585
Total	$55,941,585	$983,473,984	$1,071,991	$1,040,487,560

Derivative Instruments - Assets
Options Purchased	$179,688	$—	$—	$179,688

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Investment Transactions and Income: Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option or option on a futures contract is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index or futures contract (in the case of a put) or the excess of the value of the index or futures contract over the strike price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.4%
Beverages - 3.1%
Coca-Cola Co. (The)	675,875	31,009,145
PepsiCo, Inc.	303,812	36,433,135
		67,442,280

Capital Markets - 3.7%
Charles Schwab Corp. (The)	467,890	24,035,509
Intercontinental Exchange, Inc.	809,579	57,123,894
		81,159,403

Chemicals - 6.3%
Ecolab, Inc.	524,219	70,339,706
Praxair, Inc.	445,030	68,837,240
		139,176,946

Food & Staples Retailing - 0.4%
CVS Health Corp.	123,404	8,946,790

Food Products - 2.4%
Mondelez International, Inc., Class A	1,256,726	53,787,873

Health Care Equipment & Supplies - 4.7%
Danaher Corp.	1,113,857	103,388,207

Health Care Providers & Services - 2.6%
Henry Schein, Inc. *(a)	332,173	23,212,249
Laboratory Corp. of America Holdings *	217,172	34,641,106
		57,853,355

Health Care Technology - 1.4%
Cerner Corp. *	448,284	30,209,859

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp.	515,362	29,597,240

Industrial Conglomerates - 2.9%
3M Co.	268,298	63,149,300

Insurance - 1.9%
Marsh & McLennan Cos., Inc.	524,976	42,727,797

Internet & Direct Marketing Retail - 2.0%
Priceline Group, Inc. (The) *	25,404	44,145,547

Internet Software & Services - 7.2%

Alphabet, Inc., Class C *	101,132	105,824,525
Facebook, Inc., Class A *	298,317	52,641,018
		158,465,543

IT Services - 11.8%
Accenture plc, Class A	364,207	55,756,450
Fiserv, Inc. *	207,348	27,189,543
MasterCard, Inc., Class A	479,137	72,522,176
Visa, Inc., Class A	924,869	105,453,564
		260,921,733

Life Sciences Tools & Services - 5.8%
QIAGEN NV *	1,004,160	31,058,669
Thermo Fisher Scientific, Inc.	510,449	96,924,056
		127,982,725

Machinery - 6.8%
Fortive Corp.	722,634	52,282,570
IDEX Corp.	431,882	56,995,467
Xylem, Inc.	604,944	41,257,181
		150,535,218

Media - 3.6%
Comcast Corp., Class A	970,021	38,849,341
Walt Disney Co. (The)	367,358	39,494,659
		78,344,000

Multiline Retail - 3.6%
Dollar General Corp.	843,289	78,434,310

Personal Products - 1.9%
Estee Lauder Cos., Inc. (The), Class A	327,284	41,643,616

Pharmaceuticals - 5.8%
Johnson & Johnson	385,754	53,897,549
Zoetis, Inc.	1,024,184	73,782,215
		127,679,764

Professional Services - 1.4%
Verisk Analytics, Inc. *	321,726	30,885,696

Semiconductors & Semiconductor Equipment - 1.7%
Texas Instruments, Inc.	351,287	36,688,414

Software - 8.2%
Check Point Software Technologies Ltd. *	313,609	32,496,165
Intuit, Inc.	403,812	63,713,457
Microsoft Corp.	998,301	85,394,667
		181,604,289

Specialty Retail - 3.3%
Lowe's Cos., Inc.	500,866	46,550,486
TJX Cos., Inc. (The)	342,934	26,220,734
		72,771,220

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	64,553	10,924,304

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	374,941	23,452,559

Venture Capital - 0.0% (b)
20/20 Gene Systems, Inc. *(c)(d)	73,397	46,974
Digital Directions International, Inc. *(c)(d)	354,389	87,499
Graduation Alliance, Inc. *(c)(d)	117,833	577
Ivy Capital (Proprietary) Ltd. *(c)(d)	19	729,197
Napo Pharmaceuticals, Inc. *(c)(d)	294,196	—
		864,247

Total Common Stocks (Cost $1,370,453,532)		2,102,782,235

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C *(c)(d)	2,628,278	500,424
Series C-1 *(c)(d)	170,273	22,675
Graduation Alliance, Inc.:
Series C *(c)(d)	3,225,598	143,539
Series D, Convertible *(c)(d)	1,325,968	267,713
New Day Farms, Inc., Series B *(c)(d)(e)	4,547,804	—
PresenceLearning, Inc.:
Series A *(c)(d)	600,000	654,000
Series A-2 *(c)(d)	195,285	216,766
Series B *(c)(d)	399,719	475,666
Shangri La Farms, Series A *(c)(d)(e)	66,667	—
Sword Diagnostics, Series B *(c)(d)	1,264,108	—
		2,280,783

Total Preferred Stocks (Cost $2,953,706)		2,280,783

WARRANTS - 0.0% (b)
Venture Capital - 0.0% (b)
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(c)(d)	625,721	3,066

Total Warrants (Cost $0)		3,066

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP *(c)(d)		502,880
Adobe Capital Social Mezzanine I LP *(c)(d)		272,001
Africa Renewable Energy Fund LP *(c)(d)		626,484
Arborview Capital Partners LP *(c)(d)		600,520
Blackstone Clean Technology Partners LP *(c)(d)		62,491
Bridges Ventures US Sustainable Growth Fund, LP *(c)(d)		229,980
China Environment Fund 2004 LP *(c)(d)		3,779
China Environment Fund III LP *(c)(d)		445,563
Coastal Ventures III LP *(c)(d)		237,765
Core Innovations Capital I LP *(c)(d)		765,060
Cross Culture Ventures I LP *(c)(d)		247,135
DBL Equity Fund - BAEF Il LP *(c)(d)		941,439
DBL Partners III LP *(c)(d)		450,460
First Analysis Private Equity Fund V LP *(c)(d)		1,092,189
Ignia Fund I LP *(c)(d)		596,166
Impact Ventures II LP *(c)(d)		200,816
LeapFrog Financial Inclusion Fund *(c)(d)		494,894
New Markets Education Partners LP *(c)(d)		796,041
New Markets Venture Partners II LP *(c)(d)		261,888
Owl Ventures LP *(c)(d)		538,266
Renewable Energy Asia Fund LP *(c)(d)		2,196,267
SEAF India International Growth Fund LP *(c)(d)		25,909
SJF Ventures II LP, Preferred *(c)(d)		487,949
SJF Ventures III LP *(c)(d)		987,653
Westly Capital Partners Fund II LP *(c)(d)		747,157

Total Venture Capital Limited Partnership Interest (Cost $13,125,001)		13,810,752

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (c)(d)(e)(f)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (c)(d)(g)	230,064	—
SEAF Global SME Facility:
9.00%, 1/31/18 (c)(d)	450,000	450,986
9.00%, 3/31/18 (c)(d)(g)	322,857	435,000
9.00%, 3/31/18 (c)(d)	650,000	649,290
9.00%, 3/31/18 (c)(d)(g)	1,000,000	435,000
9.00%, 1/1/19 (c)(d)	1,500,000	1,517,411

Total Venture Capital Debt Obligations (Cost $4,076,435)		3,487,687

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19 (c)(e)	10,833,877	10,330,968
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20 (c)(d)(h)	1,445,000	1,365,525
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20 (c)(d)(h)	1,855,000	1,767,815

Total High Social Impact Investments (Cost $14,133,877)		13,464,308

OTHER - 0.0% (b)
EXCENT Corp., Contingent Deferred Distribution *(c)(d)		24,841
GroSolar, Contingent Deferred Distribution *(c)(d)		390,000

Total Other (Cost $1,809,266)		414,841

TIME DEPOSIT - 3.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	71,231,280	71,231,280

Total Time Deposit (Cost $71,231,280)		71,231,280

TOTAL INVESTMENTS (Cost $1,477,783,097) - 100.1%		2,207,474,952
Other assets and liabilities, net - (0.1%)		(1,675,915)
NET ASSETS - 100.0%		2,205,799,037

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $482,172 and the total market value of non-cash U.S. Government and/or agency securities collateral received by the Fund was $496,800.

(b) Amount is less than 0.05%.
(c) Restricted security. Total market value of restricted securities amounts to $34,325,684, which represents 1.6% of the net assets of the Fund as of December 31, 2017.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Affiliated company.
(f) Security is in default for both principal and interest.
(g) This security is not accruing interest.
(h) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-12/21/17	483,098
Adobe Capital Social Mezzanine I LP	2/8/13-12/1/17	343,644
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
Arborview Capital Partners LP	11/13/12-10/24/17	529,835
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund, LP	6/8/16-7/19/17	352,498
Calvert Impact Capital, Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-8/17/17	255,068
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-10/11/17	286,193
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-12/5/17	467,347
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17	22,675

EXCENT Corp., Contingent Deferred Distribution	9/1/16	—
First Analysis Private Equity Fund V LP	6/7/13-9/27/17	769,924
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
GroSolar, Contingent Deferred Distribution	12/22/16	1,809,266
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-6/15/17	828,381
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.70%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 3.10%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund	1/20/10-6/6/17	202,527
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-10/11/17	782,817
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	230,064
Owl Ventures LP	7/10/14-9/1/17	350,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/31/18	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 3/31/18	9/29/16-8/25/17	240,146
SEAF Global SME Facility, 9.00%, 3/31/18	7/11/11-1/11/17	650,000
SEAF Global SME Facility, 9.00%, 3/31/18	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 1/1/19	6/28/13	1,500,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	683,774
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/21/17	872,933

At December 31, 2017, the value of the Fund’s investment in affiliated companies was $10,330,968, which represents 0.5% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Affiliated Company	Principal Amount/ Shares beginning of period	Gross Additions	Gross Reductions	Principal Amount/ Shares end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital*, Community Investment Notes, 1.50%, 12/15/19	$10,833,877	$—	$—	$10,833,877	$10,330,968	$39,273	$—	$—	$5,417
New Day Farms, Inc., Participation Interest Note	6,225	—	—	6,225	—	139	—	—	—
New Day Farms, Inc., Series B, Preferred	4,547,804	—	—	4,547,804	—	—	—	—	—
Shangri La Farms, Series A, Preferred	66,667	—	—	66,667	—	—	—	—	—
TOTALS					$10,330,968	$39,412	$—	$—	$5,417
* Formerly, Calvert Social Investment Foundation.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities – Assets	Level 1		Level 2	Level 3*	Total
Common Stocks	$2,101,917,988	**	$—	$—	$2,101,917,988
Common Stocks - Venture Capital	—		—	864,247	864,247
Preferred Stocks - Venture Capital	—		—	2,280,783	2,280,783
Warrants - Venture Capital	—		—	3,066	3,066
Venture Capital Limited Partnership Interest	—		—	13,810,752	13,810,752
Venture Capital Debt Obligations	—		—	3,487,687	3,487,687
High Social Impact Investments	—		10,330,968	3,133,340	13,464,308
Other	—		—	414,841	414,841
Time Deposit	—		71,231,280	—	71,231,280
Total	$2,101,917,988		$81,562,248	$23,994,716	$2,207,474,952

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 96.9%
Equity Mutual Funds - 31.5%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	76,874	1,957,991
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	371,579	8,843,581
Calvert US Large-Cap Core Responsible Index Fund, Class R6	644,065	14,639,602
Calvert US Large-Cap Growth Responsible Index Fund, Class I	344,980	8,783,198
Calvert US Large-Cap Value Responsible Index Fund, Class I	490,554	11,233,678
Calvert US Mid-Cap Core Responsible Index Fund, Class I	154,350	3,906,607
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	226,534	3,975,665
Calvert International Equity Fund, Class I	53,134	995,201
Calvert International Opportunities Fund, Class I	332,451	6,033,979
Calvert Mid-Cap Fund, Class I	53,047	1,960,630
		62,330,132

Fixed-Income Mutual Funds - 65.4%
Calvert Fund:
Calvert Long-Term Income Fund, Class I	568	9,830
Calvert Ultra-Short Duration Income Fund, Class R6	378,091	5,909,563
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,698,170	25,506,512
Calvert Floating-Rate Advantage Fund, Class R6	2,764,184	27,558,919
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,343,091	70,140,924
		129,125,748

Total Mutual Funds (Cost $185,348,368)		191,455,880

EXCHANGE-TRADED FUNDS - 3.0%
iShares TIPS Bond ETF	51,745	5,903,070

Total Exchange-Traded Funds (Cost $5,885,790)		5,903,070

Total Purchased Options (Cost $107,497) - 0.0% (b)		75,330

TOTAL INVESTMENTS (Cost $191,341,655) - 99.9%		197,434,280

Total Written Options (Premiums received $30,857) - (0.0)% (b)		(29,840)

Other assets and liabilities, net - 0.1%	196,035
NET ASSETS - 100.0%	197,600,475

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than 0.05% or (0.05)%, as applicable.

CALL OPTIONS PURCHASED - 0.0% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
Russell 2000 Index	25	$3,838,778	$1,580	3/16/18	$47,250
S&P 500 Index	26	6,951,386	2,750	3/16/18	28,080

Total					$75,330

PUT OPTIONS WRITTEN - (0.0)% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(16)	($4,277,776)	$2,550	3/16/18	($29,840)

Total					($29,840)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 10-Year Treasury Note	26	3/2018	$3,225,219	($9,798)
U.S. Ultra 10-Year Treasury Note	8	3/2018	1,068,500	(3,888)
U.S. Ultra-Long Treasury Bond	38	3/2018	6,370,938	33,202
Total Long				$19,516
Short:
U.S. 2-Year Treasury Note	(43)	3/2018	($9,206,703)	$7,988
U.S. 5-Year Treasury Note	(25)	3/2018	(2,904,102)	2,895
Total Short				$10,883
At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended December 31, 2017, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).
At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options purchased	$75,330	$—
Equity Price	Options written	—	(29,840)
Interest Rate	Futures contracts*	44,085	(13,686)
Total		$119,415	($43,526)
*Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2017, the value of the Fund’s investment in affiliated companies was $191,455,880, which represents 96.9% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,580,293	117,877	—	1,698,170	$25,506,512	$183,221	$—	$117,259	($237,351)
Bond Fund, Class I	4,425,319	163,270	(4,588,589)	—	—	114,571	916,129	—	(739,800)
Bond Fund, Class R6	—	4,343,091	—	4,343,091	70,140,924	321,149	—	—	(173,015)
Emerging Markets Equity Fund, Class I	281,216	7,373	(62,055)	226,534	3,975,665	10,528	252,589	—	23,948
Floating-Rate Advantage Fund, Class R6	—	2,764,184	—	2,764,184	27,558,919	149,141	—	—	(80,327)
International Equity Fund, Class I	309,405	885	(257,156)	53,134	995,201	16,573	561,497	—	(477,921)
International Opportunities Fund, Class I	310,482	31,644	(9,675)	332,451	6,033,979	102,843	24,990	302,993	(99,802)
International Responsible Index Fund, Class I	242,560	133,301	(4,282)	371,579	8,843,581	117,763	15,619	—	124,811
Long-Term Income Fund, Class I	321,477	5	(320,914)	568	9,830	77	270,912	—	(264,375)
Mid-Cap Fund,Class I	48,815	6,556	(2,324)	53,047	1,960,630	7,399	(4,627)	158,494	(81,139)
Small-Cap Fund, Class I	70,175	11,843	(5,144)	76,874	1,957,991	5,386	27,565	111,163	(166,557)
Ultra-Short Duration Income Fund, Class I	1,357,595	760,399	(2,117,994)	—	—	6,906	29,240	—	(9,836)
Ultra-Short Duration Income Fund, Class R6	—	784,375	(406,284)	378,091	5,909,563	18,701	(2,864)	1,258	(7,702)
US Large-Cap Core Responsible Index Fund, Class I	687,671	4,253	(691,924)	—	—	—	2,223,027	—	(1,875,925)
US Large-Cap Core Responsible Index Fund, Class R6	—	662,614	(18,549)	644,065	14,639,602	208,001	6,492	146,344	145,272
US Large-Cap Growth Responsible Index Fund, Class I	344,496	14,119	(13,635)	344,980	8,783,198	76,079	82,906	115,386	262,678
US Large-Cap Value Responsible Index Fund, Class I	474,198	53,403	(37,047)	490,554	11,233,678	189,589	163,437	557,802	(269,359)
US Mid-Cap Core Responsible Index Fund, Class I	135,676	27,736	(9,062)	154,350	3,906,607	39,265	16,027	41,078	93,834
TOTALS					$191,455,880	$1,567,192	$4,582,939	$1,551,777	($3,832,566)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$191,455,880	$—	$—	$191,455,880
Exchange-Traded Funds	5,903,070	—	—	5,903,070
Total	$197,358,950	$—	$—	$197,358,950

Derivative Instruments - Assets
Futures Contracts*	$44,085	$—	$—	$44,085
Options Purchased	75,330	—	—	75,330
Total	$119,415	$—	$—	$119,415

Derivative Instruments - Liabilities
Futures Contracts*	($13,686)	$—	$—	($13,686)
Options Written	(29,840)	—	—	(29,840)
Total	($43,526)	$—	$—	($43,526)
* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 97.5%
Equity Mutual Funds - 61.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	165,341	4,211,247
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	927,492	22,074,307
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,171,115	49,349,436
Calvert US Large-Cap Growth Responsible Index Fund, Class I	764,821	19,472,340
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,191,231	27,279,187
Calvert US Mid-Cap Core Responsible Index Fund, Class I	447,553	11,327,555
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	477,088	8,372,892
Calvert International Equity Fund, Class I	521,971	9,776,515
Calvert International Opportunities Fund, Class I	933,564	16,944,180
Calvert Mid-Cap Fund, Class I	114,612	4,236,072
		173,043,731

Fixed-Income Mutual Funds - 35.7%
Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	515,135	8,051,561
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	2,109,210	31,680,338
Calvert Floating-Rate Advantage Fund, Class R6	2,106,837	21,005,168
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,422,118	39,117,203
		99,854,270

Total Mutual Funds (Cost $255,114,561)		272,898,001

EXCHANGE-TRADED FUNDS - 2.5%
iShares TIPS Bond ETF	61,584	7,025,503

Total Exchange-Traded Funds (Cost $7,004,874)		7,025,503

Total Purchased Options (Cost $151,530) - 0.0% (b)		106,110

TOTAL INVESTMENTS (Cost $262,270,965) - 100.0%		280,029,614

Total Written Options (Premiums received $42,429) - (0.0)% (b)		(41,030)

Other assets and liabilities, net - (0.0%) (b)		(58,063)
NET ASSETS - 100.0%		279,930,521

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than 0.05% or (0.05)%, as applicable.

CALL OPTIONS PURCHASED - 0.0% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
Russell 2000 Index	35	$5,374,289	$1,580	3/16/18	$66,150
S&P 500 Index	37	9,892,357	2,750	3/16/18	39,960
Total					$106,110

PUT OPTIONS WRITTEN - (0.0)% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(22)	($5,881,942)	$2,550	3/16/18	($41,030)
Total					($41,030)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 10-Year Treasury Note	16	3/2018	$1,984,750	($6,029)
U.S. Ultra 10-Year Treasury Note	8	3/2018	1,068,500	(3,888)
U.S. Ultra-Long Treasury Bond	27	3/2018	4,526,719	23,590
Total Long				$13,673
Short:
U.S. 2-Year Treasury Note	(44)	3/2018	($9,420,813)	$8,174
U.S. 5-Year Treasury Note	(164)	3/2018	(19,050,906)	48,795
Total Short				$56,969
At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.

During the fiscal year to date ended December 31, 2017, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).

At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options purchased	$106,110	$—
Equity Price	Options written	—	(41,030)
Interest Rate	Futures contracts*	80,559	(9,917)
Total		$186,669	($50,947)
*Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2017, the value of the Fund’s investment in affiliated companies was $272,898,001, which represents 97.5% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,008,287	100,923	—	2,109,210	$31,680,338	$229,322	$—	$145,642	($294,116)
Bond Fund, Class I	2,934,178	4,093	(2,938,271)	—	—	65,864	601,805	—	(495,329)
Bond Fund, Class R6	—	2,422,118	—	2,422,118	39,117,203	179,103	—	—	(96,651)
Emerging Markets Equity Fund, Class I	565,098	1,272	(89,282)	477,088	8,372,892	22,173	418,028	—	165,567
Floating-Rate Advantage Fund, Class R6	—	2,106,837	—	2,106,837	21,005,168	113,319	—	—	(61,465)
International Equity Fund, Class I	1,185,299	8,697	(672,025)	521,971	9,776,515	162,810	918,319	—	(510,589)
International Opportunities Fund, Class I	892,071	64,540	(23,047)	933,564	16,944,180	289,321	107,854	852,381	(313,959)
International Responsible Index Fund, Class I	580,769	360,259	(13,536)	927,492	22,074,307	293,947	51,985	—	296,214
Mid-Cap Fund, Class I	105,191	10,711	(1,290)	114,612	4,236,072	15,582	1,974	333,795	(182,200)
Small-Cap Fund, Class I	151,220	20,260	(6,139)	165,341	4,211,247	11,319	34,724	233,650	(326,163)
Ultra-Short Duration Income Fund, Class I	1,438,790	413,099	(1,851,889)	—	—	13,362	28,159	—	(5,277)
Ultra-Short Duration Income Fund, Class R6	—	1,202,356	(687,221)	515,135	8,051,561	31,369	(5,802)	2,215	(13,110)
US Large-Cap Core Responsible Index Fund, Class I	2,037,548	—	(2,037,548)	—	—	—	6,666,432	—	(5,574,618)
US Large-Cap Core Responsible Index Fund, Class R6	—	2,171,115	—	2,171,115	49,349,436	681,533	—	479,511	503,912
US Large-Cap Growth Responsible Index Fund, Class I	769,928	16,285	(21,392)	764,821	19,472,340	166,175	134,323	252,032	640,343
US Large-Cap Value Responsible Index Fund, Class I	1,125,626	91,042	(25,437)	1,191,231	27,279,187	439,761	118,535	1,293,854	(362,603)
US Mid-Cap Core Responsible Index Fund, Class I	388,681	66,972	(8,100)	447,553	11,327,555	110,263	13,099	115,354	297,656
TOTALS					$272,898,001	$2,825,223	$9,089,435	$3,708,434	($6,332,388)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$272,898,001	$—	$—	$272,898,001
Exchange-Traded Funds	7,025,503	—	—	7,025,503
Total	$279,923,504	$—	$—	$279,923,504

Derivative Instruments - Assets
Futures Contracts*	$80,559	$—	$—	$80,559
Options Purchased	106,110	—	—	106,110
Total	$186,669	$—	$—	$186,669

Derivative Instruments - Liabilities
Futures Contracts*	($9,917)	$—	$—	($9,917)
Options Written	(41,030)	—	—	(41,030)
Total	($50,947)	$—	$—	($50,947)
* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 98.0%
Equity Mutual Funds - 86.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	128,109	3,262,925
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	524,049	12,472,358
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,698,279	38,601,874
Calvert US Large-Cap Growth Responsible Index Fund, Class I	507,959	12,932,625
Calvert US Large-Cap Value Responsible Index Fund, Class I	809,626	18,540,426
Calvert US Mid-Cap Core Responsible Index Fund, Class I	245,144	6,204,597
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	410,765	7,208,920
Calvert International Equity Fund, Class I	558,487	10,460,470
Calvert International Opportunities Fund, Class I	683,201	12,400,107
Calvert Mid-Cap Fund, Class I	89,042	3,290,979
		125,375,281

Fixed-Income Mutual Funds - 11.7%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	189,036	2,839,322
Calvert Floating-Rate Advantage Fund, Class R6	372,329	3,712,118
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	641,623	10,362,209
		16,913,649

Total Mutual Funds (Cost $130,408,734)		142,288,930

EXCHANGE-TRADED FUNDS - 2.0%
iShares TIPS Bond ETF	25,550	2,914,744

Total Exchange-Traded Funds (Cost $2,906,145)		2,914,744

Total Purchased Options (Cost $77,881) - 0.0% (b)		54,540

TOTAL INVESTMENTS (Cost $133,392,760) - 100.0%		145,258,214

Total Written Options (Premiums received $23,143) - (0.0)% (b)		(22,380)

Other assets and liabilities, net - 0.0% (b)		2,074
NET ASSETS - 100.0%		145,237,908

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Amount is less than 0.05% or (0.05)%, as applicable.

CALL OPTIONS PURCHASED - 0.0% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
Russell 2000 Index	18	$2,763,920	$1,580	3/16/18	$34,020
S&P 500 Index	19	5,079,859	2,750	3/16/18	20,520

Total					$54,540

PUT OPTIONS WRITTEN - 0.0% (b)
EXCHANGE-TRADED OPTIONS - 0.0% (b)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(12)	($3,208,332)	$2,550	3/16/18	($22,380)

Total					($22,380)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 10-Year Treasury Note	5	3/2018	$620,234	($1,884)
Short:
U.S. 5-Year Treasury Note	(5)	3/2018	($580,820)	$382
U.S. Ultra 10-Year Treasury Note	(1)	3/2018	(133,563)	233
U.S. Ultra-Long Treasury Bond	(6)	3/2018	(1,005,938)	(1,074)
Total Short				($459)
At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2017, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.

During the fiscal year to date ended December 31, 2017, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).

At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options purchased	$54,540	$—
Equity Price	Options written	—	(22,380)
Interest Rate	Futures contracts*	615	(2,958)
Total		$55,155	($25,338)
*Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2017, the value of the Fund’s investment in affiliated companies was $142,288,930, which represents 98.0% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2017 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	267,360	15,856	(94,180)	189,036	$2,839,322	$26,885	$35,538	$13,053	($60,202)
Bond Fund, Class I	814,675	148,460	(963,135)	—	—	17,833	61,387	—	(29,249)
Bond Fund, Class R6	—	845,018	(203,395)	641,623	10,362,209	47,753	(4,629)	—	(19,917)
Emerging Markets Equity Fund, Class I	536,025	1,095	(126,355)	410,765	7,208,920	19,091	545,027	—	(27,987)
Floating-Rate Advantage Fund, Class R6	—	372,329	—	372,329	3,712,118	19,988	—	—	(10,801)
International Equity Fund, Class I	926,169	13,668	(381,350)	558,487	10,460,470	174,200	266,073	—	96,182
International Opportunities Fund, Class I	644,874	46,964	(8,637)	683,201	12,400,107	210,536	41,930	620,268	(191,035)
International Responsible Index Fund, Class I	340,817	186,258	(3,026)	524,049	12,472,358	166,085	12,075	—	187,716
Mid-Cap Fund, Class I	107,365	7,412	(25,735)	89,042	3,290,979	12,106	37,915	259,321	(155,658)
Small-Cap Fund, Class I	154,350	15,823	(42,064)	128,109	3,262,925	8,703	169,087	179,634	(383,361)
US Large-Cap Core Responsible Index Fund, Class I	1,496,712	78,342	(1,575,054)	—	—	—	4,786,513	—	(3,967,688)
US Large-Cap Core Responsible Index Fund, Class R6	—	1,698,279	—	1,698,279	38,601,874	533,105	—	375,081	390,664
US Large-Cap Growth Responsible Index Fund, Class I	505,201	10,816	(8,058)	507,959	12,932,625	110,366	51,926	167,388	457,507
US Large-Cap Value Responsible Index Fund, Class I	755,929	66,015	(12,318)	809,626	18,540,426	298,885	57,403	879,374	(227,248)
US Mid-Cap Core Responsible Index Fund, Class I	156,311	91,332	(2,499)	245,144	6,204,597	60,395	3,923	63,185	119,145
TOTALS					$142,288,930	$1,705,931	$6,064,168	$2,557,304	($3,821,932)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$142,288,930	$—	$—	$142,288,930
Exchange-Traded Funds	2,914,744	—	—	2,914,744
Total	$145,203,674	$—	$—	$145,203,674

Derivative Instruments - Assets
Futures Contracts*	$615	$—	$—	$615
Options Purchased	54,540	—	—	54,540
Total	$55,155	$—	$—	$55,155

Derivative Instruments - Liabilities
Futures Contracts*	($2,958)	$—	$—	($2,958)
Options Written	(22,380)	—	—	(22,380)
Total	($25,338)	$—	$—	($25,338)
* The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018